Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income taxes
17. Income taxes
Variations of income tax expense (recovery) from the basic Canadian federal and provincial combined tax rates applicable to income before income taxes are as follows:

		2022		2021
	$	%	$	%
Income before income taxes	87,537		131,961
Statutory tax rates		26.5		26.5
Income taxes expense at statutory rate	23,197		34,970

Add (deduct) effect of
Permanent difference items	2,564		103
Rate differential	(22,071)		(20,116)
Prior year adjustments	(2,385)		(4,280)
Change in unrecognized deductible temporary differences	(2,600)		3,975
Share-based payments	26,984		9,566
Other	(107)		698
Total tax expense	25,582		24,916
The details of income tax expense (recovery) are as follows:

	2022	2021
	$	$
Income tax expense (recovery)
Current	38,527	34,914
Deferred	(12,945)	(9,998)
	25,582	24,916
The components of current income tax expense are as follows:

	2022	2021
	$	$
Current income tax expense
Current	38,139	34,635
Adjustment of prior year income tax expense	388	279
	38,527	34,914
The components of deferred income tax expense (recovery) are as follows:

	2022	2021
	$	$
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	(7,571)	(9,417)
Change in unrecognized deductible temporary differences	(2,600)	3,975
Adjustment of prior year income tax recovery	(2,774)	(4,556)
	(12,945)	(9,998)
The details of changes of deferred income taxes are as follows for the year ended December 31, 2022:

	Deferred tax assets (liabilities) as at December 31, 2021	Recognized in net income	Business combinations	Equity	Foreign currency exchange differences	Deferred tax assets (liabilities) as at December 31, 2022
	$	$	$	$	$	$
Deferred tax assets
Share-based payments	4,314	1,798	—	(2,887)	(97)	3,128
Net operating tax losses carried forward	4,018	468	1,272	594	80	6,432
Intangible assets	3,925	2,526	—	—	9	6,460
Accrued liabilities	2,924	883	27	—	(4)	3,830
Total deferred tax assets	15,181	5,675	1,299	(2,293)	(12)	19,850

Deferred tax liabilities
Intangible assets	(70,043)	5,728	—	—	1,780	(62,535)
Other	(1,800)	1,134	—	—	5	(661)
Property and equipment	(905)	684	—	—	(192)	(413)
Deferred costs	(497)	(276)	—	—	—	(773)
Total deferred tax liabilities	(73,245)	7,270	—	—	1,593	(64,382)
Total net deferred tax assets (liabilities)	(58,064)	12,945	1,299	(2,293)	1,581	(44,532)
The details of changes of deferred income taxes are as follows for the year ended December 31, 2021:

	Deferred tax assets (liabilities) as at December 31, 2020	Recognized in net loss	Business combination	Equity	Foreign currency exchange differences	Deferred tax assets (liabilities) as at December 31, 2021
	$	$	$	$	$	$
Deferred tax assets
Share-based payments	—	551	—	3,763	—	4,314
Net operating tax losses carried forward	2,286	1,708	24	—	—	4,018
Intangible assets	3,117	4,637	(3,829)	—	—	3,925
Accrued liabilities	1,810	665	374	—	75	2,924
Total deferred tax assets	7,213	7,561	(3,431)	3,763	75	15,181

Deferred tax liabilities
Intangible assets	(54,267)	7,588	(26,740)	—	3,376	(70,043)
Other	1,899	(4,916)	1,073	—	144	(1,800)
Property and equipment	(773)	(132)	—	—	—	(905)
Deferred costs	(392)	(103)	—	—	(2)	(497)
Total deferred tax liabilities	(53,533)	2,437	(25,667)	—	3,518	(73,245)
Total net deferred tax assets (liabilities)	(46,320)	9,998	(29,098)	3,763	3,593	(58,064)
The deferred income taxes are presented on the consolidated statements of financial position as follows:

	2022	2021
	$	$
Deferred tax assets	17,172	13,036
Deferred tax liabilities	(61,704)	(71,100)
	(44,532)	(58,064)
Unrecognized deferred income tax assets balances are as follows:

	2022	2021
	$	$
Net operating tax losses carried forward	24,973	24,865
Unused tax credits	515	—
Deductible temporary differences, including capital losses	26,312	12,132
The net operating tax losses carried forward for which no deferred income tax asset was recognized expire as follows:

As at December 31, 2022	Gross amount of net operating tax losses carried forward	Tax-effected	Expiry Period
	$	$
Expire	91,163	24,165	2031 to 2042
Never expire	4,586	808	N/A
	95,749	24,973

As at December 31, 2021	Gross amount of net operating tax losses carried forward	Tax-effected	Expiry Period
	$	$
Expire	92,412	24,436	2031 to 2041
Never expire	2,413	429	N/A
	94,825	24,865
The unused tax credits for which no deferred income tax asset was recognized expire as follows:

As at December 31, 2022	Unused tax credits	Expiry period
	$	$
Expire	515	2031 to 2032
Never expire	0	N/A
	515
The deductible temporary differences and capital losses do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of those items because it is not probable that future taxable profit will be available in those jurisdictions against which the Company can utilize these benefits.
The Company has not recognized deferred tax liabilities for the undistributed earnings of its subsidiaries in the current or prior years since the Company does not expect to sell or repatriate funds from those investments, in which case the undistributed earnings may become taxable. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to income and/or withholding taxes.